Nature and Description of Business (Details) - Schedule of consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
As Previously Reported [Member]
Nature and Description of Business (Details) - Schedule of consolidated balance sheet [Line Items]
Conversion Feature derivative liability
Total current liabilities	29,526	$ 19,191
Accumulated deficit	(40,910)
Total stockholders’ deficit	(4,753)
Adjustments [Member]
Nature and Description of Business (Details) - Schedule of consolidated balance sheet [Line Items]
Conversion Feature derivative liability	8,355
Total current liabilities	8,355
Accumulated deficit	(8,355)
Total stockholders’ deficit	(8,355)
As Restated [Member]
Nature and Description of Business (Details) - Schedule of consolidated balance sheet [Line Items]
Conversion Feature derivative liability	8,355
Total current liabilities	37,881	20,429
Accumulated deficit	(49,265)
Total stockholders’ deficit	$ (13,108)	$ 6,068	$ 9,436	$ 1,614	$ 1,825	$ 2,097	$ 1,600	$ 1,787	$ 1,984